February 17, 2017

James E. O’Connor, Esquire
U.S. Securities & Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re: T. Rowe Price High Yield Fund, Inc. (“Registrant” or “Corporation”)

 consisting of the following series and classes:

  T. Rowe Price U.S. High Yield Fund

  T. Rowe Price U.S. High Yield Fund—I Class

  T. Rowe Price U.S. High Yield Fund—Advisor Class

 File Nos.: 002-93707/811-4119

Dear Mr. O’Connor:

Pursuant to Section 6 of the Securities Act of 1933 and Section 8 of the Investment Company Act of 1940 (the “1940 Act”), we are hereby filing Post-Effective Amendment No. 54 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Amendment reflects the addition of the new series listed above.

Section 3 of the prospectus is common to prospectuses for all T. Rowe Price retail mutual funds.

We have not yet obtained a NASDAQ ticker symbol; however, once it is received, it will be added to the front cover of the prospectus.

The Statement of Additional Information (the “SAI”) is similar to the SAI used for all other T. Rowe Price mutual funds (other than the Variable Insurance Product funds) but it relates only to this fund.

As detailed in the Amendment, on May 22, 2017, we anticipate all of the assets and liabilities of an unaffiliated fund (the “Predecessor Fund”) to be transferred to the fund as part of a tax-free reorganization (the “Reorganization”). As part of the Reorganization, we anticipate that the fund will become the accounting survivor of the Predecessor Fund and to adopt its performance and accounting history. The fund and the Predecessor Fund have substantially similar investment objectives and strategies, and the Predecessor Fund was managed by the same portfolio management as the fund. We anticipate filing an initial proxy statement / registration statement on Form N-14 detailing the Reorganization on or around April 18, 2017. The names of the Predecessor Fund, its adviser, and the portfolio manager have been redacted from this Amendment because the Reorganization has not yet been publically announced.

As previously discussed on January 27, 2017, in conjunction with our next filing for this fund, which will be pursuant to Rule 485(a) under the 1940 Act, we intend to request an accelerated effective date of April 14, 2017.

If you have any questions about this filing, please give me a call at 410-345-6646 or, in my absence, Vicki S. Horwitz at 410-577-5024.

Sincerely,

/s/Brian R. Poole
Brian R. Poole
Vice President and Senior Legal Counsel, T. Rowe Price Associates, Inc.